Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 8,501	$ 12,713	$ 17,781
Accounts receivable, net of allowance for credit losses	2,247	1,639	1,444
Inventory	33,578	38,778	50,189
Prepaid expenses	843	772	1,624
Prepaid inventory	1,468	1,381	2,002
Prepaid income tax	345	519	525
Other current assets	709	118	267
Total Current Assets	47,691	55,920	73,832
Property and Equipment
Machinery and equipment	17,847	16,714	10,214
Office furniture and equipment	319	319	275
Leasehold improvements	1,727	1,727	1,709
Vehicle	33	33	195
Total	19,926	18,793	12,393
Less accumulated depreciation and amortization	(3,156)	(2,824)	(1,633)
Property and Equipment, Net	16,770	15,969	10,760
Operating lease right of use asset, net	23,988	3,315	4,513
Total Assets	88,449	75,204	89,105
Current Liabilities
Accounts payable	9,550	10,258	13,475
Accrued payroll and other liabilities	8,295	7,107	6,250
Accrued tariffs	1,800	1,713	932
Customer deposits	231	201	238
Uncertain tax position liability	91	91	128
Notes payable, current portion, net of debt issuance costs	21,837	19,683	19,242
Operating lease liability, current portion	1,682	1,288	1,188
Financing lease liability, current portion	37	36	10
Total Current Liabilities	43,523	40,377	41,463
Long-Term Liabilities
Warrant liabilities	4,227	4,463	32,831
Accrued expenses-long term	69	152	492
Operating lease liability, net of current portion	22,763	2,234	3,541
Financing lease liability, net of current portion	56	66	35
Total Long-Term Liabilities	27,115	6,915	36,899
Total Liabilities	70,638	47,292	78,362
Commitments and Contingencies (See Note 5)
Stockholders’ Equity
Preferred stock, 5,000,000 shares at $0.0001 par value, authorized, no shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively
Common stock, 250,000,000 shares at $0.0001 par value, authorized, 60,260,282 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	6	6	4
Additional paid in capital	69,711	69,445	38,461
Accumulated deficit	(51,906)	(41,539)	(27,722)
Total Stockholders’ Equity	17,811	27,912	10,743
Total Liabilities and Stockholders’ Equity	$ 88,449	$ 75,204	$ 89,105